EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

NOTE 21 – EQUITY

Equity includes:

	As of December 31,
	2020	2019
Equity attributable to Controlling Company	382,456	415,335
Equity attributable to non-controlling interest	6,399	6,492
Total equity (*)	388,855	421,827

(*)Additional information is given in the consolidated statements of changes in equity.

(a)Capital Stock

As of December 31, 2020 and 2019, the total capital stock of Telecom Argentina amounted to $2,153,688,011 Argentine pesos, represented by the same number of common book-entry shares with nominal value of $1 peso, as detailed below:

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011

As of the date of these consolidated financial statements, all the shares of Telecom Argentina are authorized by the CNV for public offering.

Class B Shares are listed and traded on the leading companies’ panel of the BYMA and the American Depositary Shares (ADS) representing 5 Class “B” shares of the Company are traded on the NYSE under the symbol TEO.

(b)Provisions of the Telecom Ordinary and Extraordinary Shareholders’ meeting

The Ordinary and Extraordinary Shareholders’ meeting of Telecom held on April 28, 2020 decided, among other issues, the following:

(a)

To approve the Board of Directors’ proposal expressed in current currency of March 31, 2020 using the National Consumer Price Index (National CPI), as provided by CNV Resolution No. 777/18, consisting of the following absorption of the $6,633,713,897 Argentine pesos negative Retained earnings as of December 31, 2019 ($8,378 in current currency as of December 31, 2020): (i) $1,931,029,240 Argentine pesos ($2,439 in current currency as of December 31, 2020) from the “Voluntary Reserve for capital investments”; (ii) $4,702,684,657 Argentine pesos ($5,939 in current currency as of December 31, 2020) from the “Facultative Reserve to maintain the capital investments level and the current level of solvency”; and (iii) $10,887,950,778 Argentine pesos ($13,751 in current currency as of December 31, 2020) to be reclassified from the “Facultative Reserve to maintain the capital investments level and the current level of solvency” to “Contributed surplus”;

(b)

To approve the reversal of the “Voluntary Reserve for capital investments” ($3,541,443,368 Argentine pesos expressed in current currency of April 30, 2020 using the National Consumer Price Index -National CPI- published at such date and $4,473 in current currency as of December 31, 2020), increasing the “Voluntary reserve for future dividends payments” in such amount.

(c)Share Ownership Plan

In 1992, a Decree from the Argentine government, which provided for the creation of the Company upon the privatization of ENTel, established that 10% of the capital stock then represented by 98,438,098 Class “C” shares was to be included in the PPP (an employee share ownership program sponsored by the Argentine government). Pursuant to the PPP, the Class “C” shares were held by a trustee for the benefit of former employees of the state-owned company who remained employed by the Company and who elected to participate in the plan. In 1999, Decree No. 1,623/99 of the Argentine government eliminated the restrictions on some of the Class “C” shares held by the PPP, although it excluded Class “C” shares of the Fund of Guarantee and Repurchase subject to an injunction against their use. In March 2000, the shareholders’ meeting of the Company approved the conversion of up to unrestricted 52,505,360 Class “C” shares into Class “B” shares (these shares didn’t belong to the Fund of Guarantee and Repurchase), most of which was sold in a secondary public offering in May 2000.

As required by the executive committee of PPP, the Annual Shareholders Meetings held on April 27, 2006, approved that the power for the additional conversion of up to 41,339,464 Class “C” ordinary shares into the same amount of Class “B” ordinary shares, be delegated to the Board of Directors. That delegation does not include 4,593,274 Class “C” shares of the Fund of Guarantee and Repurchase, that were affected by an injunction measure recorded in file “Garcías de Vicchi, Amerinda y otros c/ Sindicación de Accionistas Clase C del Programa de Propiedad Participada s/nulidad de acto jurídico ("Garcias de Vicchi")", with respect to which the Annual Shareholders Meetings considered that there were legal impediments to approve that delegation of faculties for their conversion to Class "B". As of December 31, 2011, the 41,339,464 Class "C" shares had been converted to Class "B" in eleven tranches.

With the injunction measure issued in the case Garcías de Vicchi having been revoked, the Board of Directors of the Company convened the Ordinary and Extraordinary General Meeting and the Special Meeting of Class “C” shares , that were held on December 15, 2011, and approved the power for the additional conversion of up to 4,593,274 Class “C” shares into the same amount of Class “B” shares in one or more tranches, be delegated to the Board of Directors. As of December 31, 2020, 4,486,540 Class “C” shares were converted into Class “B” shares in 13 tranches.

As of the date of these consolidated financial statements, 106,734 Class “C” shares are still pending to be converted into Class “B” shares.

(d)Capital Market Act - Law No. 26,831 and amendments

On December 28, 2012 the new Capital Market Law (Law No. 26,831) was published in the Official Gazette. This Law eliminates self-regulation of the capital market; grants new powers to the CNV and supersedes Law No. 17,811 and Decree No. 677/01, among other rules. The Law became effective on January 28, 2013. Since that date, governs the universal scope of the Statutory Regime of Public Offer of Mandatory Acquisition.

Productive Financing Law

On May 11, 2018, Productive Financing Law No. 27,440 was published in the Official Gazette. This law established several amendments to the Capital Markets Law No. 26,831 regarding the extent of the powers of the CNV; the exercise of preemptive rights on shares offered through public offering in the case of capital increases; private placements; public tender offers; the jurisdiction of the federal commercial courts of appeals to review the resolutions issued or sanctions imposed by the CNV, among other amendments.

With regard to public tender offers, under the previous regime, the offeror was obliged to formulate a “fair” price to be fixed by weighing the results of different company valuation methods, with a minimum floor related to the average market price for the six-month period immediately preceding the date of the agreement. Pursuant to the amendments introduced by Law No. 27,440 to the Capital Markets Law, the obligation is objective and consists in offering the higher of two existing prices: the price that the offeror would have paid or agreed during the 12 months immediately preceding the first day of the public tender offer period, and the average price of the securities subject to the offer during the semester immediately preceding the date of the announcement of the transaction under which the change of control is agreed upon.

On December 28, 2018, CNV General Resolution No. 779/18 was published in the Official Gazette, pursuant to which the regulatory framework applicable to the Public Tender Offers is regulated.

(e)Acquisition of Treasury Shares

On May 22, 2013, the Board of Directors approved a Company’s Treasury Shares Acquisition Program in the market in Argentine pesos (the “Treasury Shares Acquisition Program”) so as to avoid any possible damages to the Company and its shareholders derived from fluctuations and unbalances between the shares’ price and the Company’s solvency.

According to the mentioned Program, the Company acquired, between May 28, 2013 and November 5, 2013, 15,221,373 treasury shares.

Pursuant to Section 67 of Law No. 26,831, the Company should sell its treasury shares within three years of the date of acquisition, although the Company´s Shareholders’ Meetings provides an extension. Pursuant to Section 221 of the LGS, the rights of treasury shares shall be suspended until such shares are sold, and shall not be taken into account to determine the quorum or the majority of votes at the Shareholders’ Meetings. No restrictions applied to Retained Earnings as a result of the creation of a specific reserve for such purposes named “Voluntary Reserve for Capital Investments”.

The Company’s Shareholders’ Meeting held on April 29, 2016 approved a three-year extension to the term established in Section 67 of Law No. 26,831 for the disposal of the treasury shares.

Pursuant to Section 67 of the Capital Markets Law No. 26,831, between May 28, 2019 and November 5, 2019, Telecom Argentina reduced its capital stock in three tranches by the operation of law for a total nominal value of $15,221,373, through the total cancellation of 15,221,373 Class “B” ordinary shares with nominal value of $1 Argentine peso each and entitled to 1 vote per share, held as treasury shares.

All tranches of capital reduction were opportunely registered in the IGJ.

As a consequence of the capital reductions mentioned in the previous paragraphs, the Company recognized  in 2019 a decrease in its treasury shares of $15, a decrease in the Inflation Adjustment of $1,034 and a decrease in the Treasury Shares Acquisition Cost of $3,759, with an offsetting entry in Retained earnings of $2,440.

As of the date of these consolidated financial statements, the Company does not hold treasury shares.

(f)Law No. 27,260 of “Historical Repair to Retired and Pensioned”

On July 22, 2016, Law No. 27,260 of “Historic Reparation for Retired Persons and Pensioners”, abolishing Law No. 27,181 on "Declaration of public interest of the protection of the social participations of the National State that make up the investment portfolio of the “Sustainability Guarantee Fund of the Argentine Pension Integrated System" in its Section 35, was published in the Official Gazette. In addition, Section 30 of Law No. 27,260 provides that the transfer of shares of public corporations authorized by the CNV that are part of the FGS is banned without a previous and express authorization of the Federal Congress if, as a result of such transfer, the FGS’s holding of the above referred securities becomes less than 7% of the aggregate assets of the FGS. The following exceptions apply: “1.Tender offers addressed to all holders of such assets at a fair price authorized by the CNV, pursuant to the terms of Chapters II, III and IV of Title III of Law No. 26,831. 2. Swaps of shares for other shares of the same or another corporation as a result of a merger, split or other corporate reorganization.”

(g)Decree No. 894/16: exercise of corporate, political and economic rights by the ANSES

On July 28, 2016, Decree No. 894/16 was published in the Official Gazette, providing that in those corporations which shares are part of the Sustainability Guarantee Fund of the Argentine Pension Integrated System’ portfolio, the corporate, political and economic rights corresponding to such shares shall not be exercised by the Secretary of Economic Politics and Development Planning, but shall instead be exercised by the Federal Management of Social Security (“ANSES”).